Leases - Maturities of Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of operating lease liabilities
2025	$ 115
2026	59
Total lease payments	174
Less: imputed interest	18
Total lease liabilities	$ 156	$ 262
Weighted-average remaining lease term at end of period (in years)	1 year 4 months 24 days
Weighted-average discount rate at end of period	6.90%